SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.   SUBSEQUENT EVENTS

DECONSOLIDATION OF SABAL TRAIL TRANSMISSION, LLC

On July 3, 2017, Sabal Trail Transmission, LLC (Sabal Trail) was placed into service. As a result, the Company is no longer the primary beneficiary as the power to direct the activities of Sabal Trail is now shared, and Sabal Trail will be deconsolidated and accounted for under the equity method of accounting. As at June 30, 2017, the total Sabal Trail assets and liabilities included in the Consolidated Statements of Financial Position were $4.0 billion (US$3.1 billion) and $182 million (US$140 million), respectively.

DEBT ISSUANCES

On July 7, 2017, Enbridge completed an offering of aggregated US$1.4 billion of senior unsecured notes (the Notes). The Notes consisted of two US$700 million tranches with fixed interest rates of 2.9% and 3.7%, and mature in five and 10 years, respectively. Approximately US$1.2 billion of the net proceeds from the Notes were used to pay for the redemption of the tendered notes described below.

On July 14, 2017, Enbridge also completed an offering of US$1.0 billion of fixed-to-floating rate subordinated notes. These notes carry a fixed interest rate of 5.5% for the initial 10 years with a floating rate thereafter. These notes have a maturity of 60 years and are callable after 10 years.

SPECTRA ENERGY CAPITAL, LLC TENDER OFFERS

On July 7, 2017, Enbridge and Spectra Energy Capital, LLC (Spectra Capital) completed a cash tender offer to purchase the principal amount of Spectra Capital’s outstanding 8.0% senior unsecured notes due 2019. The principal amount tendered and accepted was US$267 million. Spectra Capital paid the consenting note holders an aggregate cash consideration of US$310 million.

On July 13, 2017, pursuant to a cash tender offer, Spectra Capital purchased the principal amount of its outstanding senior unsecured notes carrying interest rates ranging from 3.3% to 7.5%, with maturities ranging from one to 21 years. The principal amount tendered and accepted was US$761 million. Spectra Capital paid the consenting note holders an aggregate cash consideration of US$857 million.

OLYMPIC PIPELINE DISPOSITION

On July 31, 2017, the Company completed the sale of its interest in Olympic Pipeline for cash proceeds of approximately $213 million (US$160 million). This interest was a part of the Company’s Liquid Pipelines segment.